Quarterly Report
June 30, 2022
MFS®  Georgia
Municipal Bond Fund
MGA-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 5.9%
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	$1,000,000	$979,094
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	250,000	276,997
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,063,095
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,054,292
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	1,000,000	987,066
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	205,000	200,583
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	1,000,000	1,029,833
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	75,424
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	935,000	990,033
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	273,388
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	30,799
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	36,054
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,683
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	40,955
		$7,063,296
General Obligations - General Purpose – 7.2%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026 (Prerefunded 12/01/2024)	$1,000,000	$1,066,432
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	220,000	204,398
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	55,000	56,673
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	64,072
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	20,596
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	169,724
Clarke County GA, Classic Center Authority Rev. (Classic Center Arena Project), 4%, 5/01/2052	1,000,000	971,207
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	15,456	14,145
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	59,571	33,460
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	25,719	26,185
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	51,554	53,528
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	51,087	54,345
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	50,258	53,965
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	150,816	164,701
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	46,290	42,412
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	41,608	37,263
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	35,711	31,595
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	48,553	41,998
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	171,495	143,883
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2033	1,000,000	1,163,152
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2034	1,000,000	1,159,645
Richmond County, GA, Board of Education Sales Tax Rev., General Obligation, 5%, 10/01/2025	1,000,000	1,088,465
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	193,066
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	180,000	195,140
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	165,000	178,836
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	245,000	265,127
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,119,440
		$8,613,453
General Obligations - Schools – 8.2%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$761,645
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	517,776
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	370,000	323,195
Clarke County, GA, General Obligation, 5%, 9/01/2025	1,000,000	1,086,560
Clarke County, GA, General Obligation, 5%, 9/01/2027	500,000	564,210
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	548,450
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	579,116
Evans County, GA, School District, 4%, 6/01/2035	660,000	683,104
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,674,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2029	$1,000,000	$1,063,414
Jackson County, GA, School District, 5%, 3/01/2032	1,000,000	1,130,664
Madison County, GA, School District COP (Capital Improvement Project), 4%, 5/01/2026	915,000	960,609
		$9,892,816
Healthcare Revenue - Hospitals – 13.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$198,630
Augusta, GA, Development Authority Rev. (AU Health System, Inc. Project), 5%, 7/01/2036	500,000	511,576
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	549,802
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,082
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	472,157
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	50,621
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	22,397
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	501,992
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	230,985
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	15,000	13,875
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	494,021
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	929,349
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,059,997
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	786,724
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	534,231
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	499,570
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	520,368
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2029	670,000	742,396
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,037,076
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.25%, 8/15/2049 (Prerefunded 2/15/2025)	1,595,000	1,721,843
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	645,000	615,685
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	465,000	459,192
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	56,188
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	655,778
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	997,832
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	933,588
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	550,295
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	516,620
		$15,667,870
Healthcare Revenue - Long Term Care – 0.9%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$505,395
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	521,227
		$1,026,622
Healthcare Revenue - Other – 0.5%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$544,010
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 2.875%, 1/01/2041 (n)	$130,000	$90,588
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$136,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 4.5%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$1,039,119
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	855,573
Downtown Savannah, GA, Authority Rev. (Chatham County Judicial Complex Project), 5%, 6/01/2032	1,000,000	1,079,096
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	543,194
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	525,825
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	702,431
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	75,000	77,184
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	45,000	46,162
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	280,000	272,269
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	310,337
		$5,451,190
Multi-Family Housing Revenue – 0.3%
New Hampshire National Finance Authority Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	$330,072	$316,691
Sales & Excise Tax Revenue – 4.0%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$10,000	$10,541
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,271
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	10,559
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036	40,000	36,808
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	50,000	44,115
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044 (Prerefunded 7/01/2025)	1,000,000	1,081,801
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”C“, 4%, 7/01/2036	750,000	765,188
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”E-1“, 3%, 7/01/2040	1,000,000	856,171
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	23,118
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	82,000	78,787
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	234,000	230,017
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	157,000	147,434
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	77,943
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	38,000	36,296
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	930
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	28,969
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,522
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	220,768
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	190,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,899,000	779,658
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	245,000	222,431
		$4,851,367
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$249,621
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$460,000	$466,942
Single Family Housing - State – 4.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$245,000	$248,375
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	280,000	283,885
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	927,332
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	150,000	151,016
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	403,738
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 6/01/2050	865,000	878,045
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”B-2“, 2.35%, 6/01/2025	1,400,000	1,399,285
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	325,000	329,461
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	210,000	214,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	$380,000	$387,948
		$5,223,490
State & Local Agencies – 2.6%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.809% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$416,521
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	124,646
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	200,000	212,757
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	10,000	10,969
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	110,000	117,414
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	255,000	268,768
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	531,513
Walton, GA, Industrial Building Authority Rev. (Walton County Jail Facility Project), 4%, 2/01/2046	1,500,000	1,485,199
		$3,167,787
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$10,000	$9,491
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	106,662
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	75,000	63,997
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	585,000	559,424
		$739,574
Tax - Other – 1.9%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$527,405
Atlanta, GA, Development Authority Rev. (New Downtown Atlanta Stadium Project), ”A-1“, 5%, 7/01/2033	740,000	776,283
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2035	65,000	68,488
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	35,000	36,837
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	100,000	104,100
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	745,000	724,432
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	90,496
		$2,328,041
Tax Assessment – 1.3%
Atlanta, GA, Tax Allocation (Beltline Project), ”B“, 5%, 1/01/2030	$1,000,000	$1,083,779
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	410,000	447,431
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,779
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,154
		$1,550,143
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$80,119
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	410,000	386,068
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	1,555,000	199,510
		$665,697
Toll Roads – 0.4%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$82,697
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	61,745
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041 (w)	375,000	291,894
		$436,336
Transportation - Special Tax – 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$140,000	$140,277
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,456
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	10,000	10,022
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	333,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	$290,000	$291,558
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030	35,000	38,308
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032	35,000	38,311
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033	50,000	54,111
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034	45,000	48,388
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035	45,000	48,356
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036	45,000	48,325
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037	25,000	26,786
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2040	40,000	38,365
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2045	70,000	64,868
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	75,000	78,209
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	129,963
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	70,000	73,779
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	65,000	67,393
		$1,600,775
Universities - Colleges – 20.5%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,451,925
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	492,624
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	655,298
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	561,444
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	992,951
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	891,095
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	223,745
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	861,301
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Project), 4%, 7/01/2037	1,000,000	1,027,659
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	823,082
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	541,499
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,067,956
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	329,559
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,089,260
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	486,122
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,082,177
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 10/01/2028	840,000	940,918
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 6/01/2039	1,000,000	1,091,383
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	534,116
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	752,138
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2036	1,000,000	1,005,573
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2037	1,000,000	1,003,661
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	361,490
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051 (w)	1,000,000	1,070,505
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	353,263
Gwinnett County, GA, Development Authority Rev. (Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,076,223
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	433,740
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	940,609
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2040	500,000	497,486
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	75,000	76,231
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,221
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	341,884
Savannah, GA, Economic Development Authority Refunding Rev. (Savannah State University Projects), 4%, 6/15/2037	1,000,000	1,003,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	$500,000	$539,152
		$24,654,524
Universities - Dormitories – 0.9%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$661,745
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	408,206
		$1,069,951
Utilities - Municipal Owned – 9.4%
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2041	$1,500,000	$1,461,334
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2039	400,000	389,954
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2040	400,000	389,524
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,297,106
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,111,169
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	500,011
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	494,528
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, 4.5%, 7/01/2063 (w)	1,000,000	923,092
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), ”A“, 5%, 1/01/2039	750,000	781,542
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,068,669
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	131,203
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	503,285
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	503,162
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	51,896
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	62,078
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	8,475
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	84,750
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2023 (a)(d)	155,000	131,750
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	207,637
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	16,950
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	8,475
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	80,512
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	498,334
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	38,138
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	38,138
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	8,475
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	105,937
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	70,575
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,117
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	8,513
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	16,950
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	50,850
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	59,325
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	21,188
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	63,563
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	48,075
		$11,279,180
Water & Sewer Utility Revenue – 8.9%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$816,913
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,085,033
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,083,299
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	501,869
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	502,061
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033	655,000	748,544
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	374,779
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	160,476

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	$1,000,000	$1,001,780
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,094,600
Gainesville, GA, Water and Sewerage Refunding Rev., 5%, 11/15/2024	500,000	533,875
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	31,294
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	129,355
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	46,367
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	46,078
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	161,577
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,128,062
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	15,559
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	20,687
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	10,359
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	20,694
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	607,070
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	548,326
		$10,668,657
Total Municipal Bonds		$117,755,305
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$176,073
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	393,666	103,354
Total Bonds		$279,427
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$231,133	$114,989
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.21% (v)	1,562,096	$1,561,940

Other Assets, Less Liabilities – 0.4%		427,827
Net Assets – 100.0%		$120,139,488
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,561,940 and $118,149,721, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,106,593, representing 1.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$117,870,294	$—	$117,870,294
U.S. Corporate Bonds	—	279,427	—	279,427
Mutual Funds	1,561,940	—	—	1,561,940
Total	$1,561,940	$118,149,721	$—	$119,711,661
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,309,987	$11,921,002	$15,668,747	$(274)	$(28)	$1,561,940
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,597	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2022, are as follows:
Georgia	80.7%
Puerto Rico	4.2%
New York	1.9%
Massachusetts	1.6%
New Jersey	1.5%
Illinois	1.4%
California	1.3%
Maryland	0.9%
Virginia	0.9%
Texas	0.8%
Guam	0.7%
Ohio	0.6%
Pennsylvania	0.5%
South Carolina	0.5%
Connecticut	0.4%
Iowa	0.4%
New Hampshire	0.3%
Tennessee	0.3%
Wisconsin	0.3%
Michigan	0.2%
Washington DC	0.2%
Colorado	0.1%
Indiana	0.1%
Minnesota	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.